Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair value of financial instruments
Summary of information about financial assets and liabilities measured at fair value

	2025
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements
Financial assets at fair value through profit or loss
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	—	—	1,460	1,460
Financial assets at fair value through other comprehensive loss
Equity securities
Publicly traded mining exploration and development companies
Precious metals	2,426	—	—	2,426
Other minerals	11,610	—	—	11,610
	14,036	—	1,460	15,496

	2024
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements
Financial assets at fair value through profit or loss
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	—	—	370	370
Financial assets at fair value through other comprehensive loss
Equity securities
Publicly traded mining exploration and development companies
Precious metals	2,706	—	—	2,706
Other minerals	7,257	—	—	7,257
	9,963	—	370	10,333

Schedule of the changes in the Level 3 investments

	2025	2024
	$	$

Balance – Beginning of period	370	4
Acquisitions	917	298
Change in fair value (i)	173	68
Balance – End of period	1,460	370
(i)Recognized in the consolidated statements of loss under Other (expense) income, net.